Statutory Reserves	12 Months Ended
Dec. 31, 2021
Statutory Reserves [Abstract]
Statutory Reserves
20.	STATUTORY RESERVES
In accordance with China’s Company Laws, an enterprise established in the PRC with foreign investment must make appropriations from their after-tax
profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”) to non-distributable
reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from their after-tax
profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion. The Foreign Investment Law of the PRC (the Foreign Investment Law) and the Regulation on the Implementation of the Foreign Investment Law are effective from January 1, 2020, and the Law of the PRC on Sino-Foreign Equity Joint Ventures, the Law of the PRC on Wholly Foreign-owned Enterprises, and the Law of the PRC on Sino-Foreign Contractual Joint Ventures as well as relevant regulations for the implementation of these laws and specific clauses shall be repealed simultaneously. According to Article 46 of the Regulation on the Implementation of the Foreign Investment Law, the original joint operators and cooperators in pre-existing
foreign-invested enterprises may continue to follow the agreed upon terms in their contract on methods for profit allocation, distribution of surplus property, etc. Enterprises shall determine the applicability of the agreed-upon terms by taking into account of their own circumstances.
The Group did not
make any appropriations to any of its reserve funds for the years ended December 31, 2019, 2020 and 2021, respectively, as all PRC subsidiaries were in accumulated loss position.